Accounting Policies - Summary of Significant Assumptions Used in the Group's Impairment Assessments (FVLCOD calculations) (Detail)	12 Months Ended
	Dec. 31, 2019 $ / oz ZAR-kg $ / per_oz $ / per_oz Exchange_Rates T	Dec. 31, 2018 ZAR-kg $ / per_oz $ / per_oz Exchange_Rates T
South deep [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	75 years	75 years
Tarkwa [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	14 years	14 years
Damang [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	6 years	7 years
Cerro Cerona [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	13 years	12 years
St Ives [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	9 years	7 years
Agnew [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	4 years	4 years
Granny Smith [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	13 years	12 years
Gruyere [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	11 years	12 years
Rand [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	16	17.0
Nominal discount rate	14.10%	13.50%
Inflation rate	5.30%	5.50%
Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	77	28
Real discount rates	3.50%	3.40%
Ghanaian cedi [Member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	70	44
Real discount rates	8.50%	9.50%
Peru, Nuevos Soles [Member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	34	70
Real discount rates	5.00%	4.90%
Year 1 [Member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,500	1,200
Copper price per tonne | T	5,730	5,951
Year 1 [Member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | ZAR-kg	700,000	525,000
Long-term exchange rates	14.50	13.61
Year 1 [Member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	2,150	1,600
Long-term exchange rates	0.70	0.75
Year 2 [Member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	14.50	13.16
Year 2 and 3 [Member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,400	1,300
Copper price per tonne | T	6,612	6,612
Year 2 and 3 [Member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | ZAR-kg	650,000	550,000
Year 2 and 3 [Member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,970	1,700
Long-term exchange rates | Exchange_Rates	0.71	0.76
Year 4 [Member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,350	1,300
Copper price per tonne | T	6,612	6,612
Year 4 [Member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | ZAR-kg	630,000	550,000
Year 4 [Member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,850	1,700
Long-term exchange rates	0.73	0.76